Related Party Balances and Transactions - Schedule of Amounts Due to Related Parties (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Related Party Transaction [Line Items]
Amounts due to related parties	¥ 8,708	$ 1,245	¥ 10,927
Due to Ji'an Aoxinlian by the Group
Related Party Transaction [Line Items]
Amounts due to related parties	¥ 8,708		¥ 10,927